SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Disclosure of Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

Equity Incentive Plan 2016 - 2020

Following the approval of the equity incentive plan by the Board of Directors in March 2017, the Shareholders approved in April 2017 an award to the former Chief Executive Officer under the Company’s equity incentive plan, which is applicable to members of the Senior Management Team (“SMT”) and key leaders of the Group (“Equity Incentive Plan 2016-2020”). The grants of the performance share units (“PSUs”) and the retention restricted share unites (“RSUs”), each representing the right to receive one common share of the Company, cover a five-year performance period from 2016 to 2020, consistent with the Company’s strategic horizon. In 2018, additional PSU and RSU awards were granted to the current Chief Executive Officer and certain key employees of the Group under this plan.

Performance Share Units 2016-2020

The Company awarded members of the SMT and key leaders a total target of approximately 237 thousand PSUs and 450 thousand PSUs to its former Chief Executive Officer in 2017, and an additional total of approximately 21 thousand PSUs were awarded to the current Chief Executive Officer in 2018. The PSUs vest in three equal tranches in 2019, 2020 and 2021, subject to the achievement of a market performance condition related to Total Shareholder Return (“TSR”). The interim partial vesting periods are independent of one another and any under-achievement in one period can be offset by over-achievement in subsequent periods. The total number of shares that will eventually be issued upon vesting of the PSUs may vary from the original award. The target amount of PSUs vests as follows based on the Company’s TSR performance compared to an industry specific peer group of eight, including the Company, (“Peer Group”):

Ferrari TSR Ranking	% of Target Awards that Vest
	CEO	SMT and Key Leaders
1	150%	150%
2	120%	120%
3	100%	100%
4	75%	—
5	50%	—
>5	0%	—
The defined Peer Group, which is applicable for the Performance Share Units 2016-2020, is as follows:

Ferrari	Brunello Cucinelli	Burberry	Ferragamo
Hermes	LVMH	Moncler	Richemont

The performance period for the PSUs commenced on January 1, 2016. The fair value of the awards used for accounting purposes was measured at the grant date using a Monte Carlo Simulation model. The range of the fair value of the PSUs that were awarded in 2017 is €59.36 to €72.06 per share and the range of the fair value of the PSUs that were awarded in 2018 is €61.30 and €111.92.

The key assumptions utilized to calculate the grant-date fair values for these awards are summarized below:

Key assumptions	PSU Awards Granted in 2017	PSU Awards Granted in 2018
Grant date share price	€66.85	€113.70
Expected volatility	17.4%	16.7%
Dividend yield	1.2%	0.9%
Risk-free rate	0%	0%

The expected volatility was based on the observed volatility of the Peer Group. The risk-free rate was based on the iBoxx sovereign Eurozone yield.

For the first tranche of the PSU awards under the Equity Incentive Plan 2016-2020, which cover the performance period from 2016 to 2018, Ferrari ranked third in TSR within the defined industry-specific peer group applicable to the plan, resulting in the vesting of 100 percent of the target PSUs awarded. As a result, 230,282 PSU awards vested in 2019.

Retention Restricted Share Units

The Company awarded members of the SMT and key leaders a total of approximately 119 thousand RSUs in 2017, and an additional 10 thousand RSUs were awarded in 2018, including to the new Chief Executive Officer. The RSU awards granted are conditional on a recipient’s continued service to the Company, as described below. The RSUs, each of which represents the right to receive one common share of the Company, will vest in three equal tranches in 2019, 2020 and 2021, subject to continued employment with the Company at the time of vesting. For the first tranche of the RSU awards under the Equity Incentive Plan 2016-2020, 40,087 RSU awards vested in 2019.

The performance period for the RSUs commenced on January 1, 2016. The fair value of the awards was measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period. The range of the fair value of the RSUs awarded in 2017 is €63.00 to €64.64 per share and the range of the fair value of the RSUs awarded in 2018 is €110.76 to €112.99.

Equity Incentive Plan 2019-2021

Under a new equity incentive plan approved in 2019, approximately 174 thousand PSUs and 111 thousand RSUs, which each represent the right to receive one Ferrari common share, were awarded to the Executive Chairman, the Chief Executive Officer, all members of the SMT and other key employees of the Group (“Equity Incentive Plan 2019-2021”). These PSUs and RSUs cover a three-year performance period from 2019 to 2021.

Performance Share Units 2019-2021

The vesting of the PSUs is based on the achievement of defined key performance indicators relating to: i) TSR ranking, ii) an EBITDA target, and iii) innovation targets, which will each be settled independently of the others targets. The total number of shares that will be assigned upon vesting of the PSUs will depend on the level of achievement of the targets. The PSUs vest in 2022, except for the PSUs awarded to the Chief Executive Officer which will vest in three tranches of 12 percent, 12 percent and 76 percent in 2020, 2021 and 2022, respectively.

Of the total number of PSU awards, 50 percent vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific peer group of eight, including the Company, (“New Peer Group”):

Ferrari TSR Rating	% of Awards that Vest
1	150%
2	120%
3	100%
4	75%
5	50%
>5	0%

The defined New Peer Group(*), which is applicable to the Performance Share Units 2019-2021, is as follows:

Ferrari	Aston Martin	Burberry	Hermes
Kering	LVMH	Moncler	Richemont
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(*) Tiffany was removed from the New Peer Group as a consequence of its recently announced acquisition by LVMH in November 2019.

Of the total number of PSU awards, 30 percent vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the business plan:

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+10%	140%
+5%	120%
Business Plan Target	100%
-5%	80%
<-5%	0%

Of the total number of PSU awards, 20 percent vest based on the achievement of defined objectives for technological innovation and the development of the new model pipeline over the performance period.

The performance period for the PSUs commenced on January 1, 2019. The fair value of the awards used for accounting purposes was measured at the grant date using a Monte Carlo Simulation model. The range of the fair value of the PSUs that were awarded is €110.57-€111.64 per share. The key assumptions utilized to calculate the grant-date fair values for these awards are summarized below:

Key Assumptions
Grant date share price	122.60
Expected volatility	26.50%
Dividend yield	0.83%
Risk-free rate	0%

The expected volatility was based on the observed volatility of the New Peer Group. The risk-free rate was based on the iBoxx sovereign Eurozone yield.

Retention Restricted Share Units (RSUs)

The vesting of the RSUs is conditional on the recipients continued employment with the Company at the time of vesting. The RSUs vest in 2022, except for the RSUs awarded to the Chief Executive Officer which vest in three equal tranches in 2020, 2021 and 2022. The range of the fair value of the RSUs awarded is €119.54-€120.56 per share.

Outstanding share awards

Changes during 2019, 2018 and 2017 to the outstanding number of PSU and RSU share awards under both the Equity Incentive Plan 2016-2020 and Equity Incentive Plan 2019-2021 are as follows:

	Outstanding PSU Awards	Outstanding RSU Awards
Balance at January 1, 2017	—	—
Granted(1)	686,933	118,467
Forfeited	—	—
Vested	—	—
Balance at December 31, 2017	686,933	118,467
Granted(1)	20,793	10,397
Forfeited	(21,200)	(10,600)
Vested	—	—
Balance at December 31, 2018	686,526	118,264
Granted(2)	175,307	110,968
Forfeited	(32,832)	(18,000)
Vested	(230,282)	(40,087)
Balance at December 31, 2019	598,719	171,145
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(1)	Granted under the Equity Incentive Plan 2016-2020

(2)	Granted under the Equity Incentive Plan 2019-2021

Share-based compensation expense

For the years ended December 31, 2019, 2018 and 2017, the Company recognized €17,480 thousand, €22,491 thousand and €28,179 thousand, respectively, as share-based compensation expense and an increase to other reserves in equity for the PSU awards and RSU awards. At December 31, 2019, unrecognized compensation expense amounted to €19,298 thousand and will be recognized over the remaining vesting periods through 2021.